Financial assets at fair value through profit or loss - Debt Securities FVTPL (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities Held [Abstract]
Government securities	$ 915,323	$ 70,617
Private securities - Corporate bonds	27,438	127,432
BCRA Liquidity Bills		5,424,513
TOTAL	$ 942,761	$ 5,622,562